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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-21951
                                    --------------------------------------------


                                  Guerite Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 347 Prado Way           Greenville, South Carolina                29607
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)


                                 John F. Splain


Ultimus Fund  Solutions, LLC   225 Pictoria Drive  Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (864) 676-1051
                                                     ---------------------------


Date of fiscal year end:         November 30, 2007
                          ------------------------------------


Date of reporting period:        February 28, 2007
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.


GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES     EXCHANGE-TRADED FUNDS - 15.0%                             VALUE
--------------------------------------------------------------------------------
      7,400  iShares Morningstar Large Value Index Fund            $   610,870
     16,500  WisdomTree LargeCap Dividend Fund                         952,710
                                                                  -------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $1,594,192)         $ 1,563,580
                                                                  -------------

--------------------------------------------------------------------------------
 PAR VALUE   U.S. TREASURY OBLIGATIONS - 15.3%                         VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY BILLS - 15.3%
$ 1,620,000  Discount note, due 05/17/07 (Cost $1,603,021)         $ 1,602,570
                                                                  -------------

--------------------------------------------------------------------------------
 CONTRACTS   PUT OPTION CONTRACTS - 0.4%                               VALUE
--------------------------------------------------------------------------------
          4  S&P 500 Index Option, 04/21/07 at $1,425              $    13,000
          7  S&P 500 Index Option, 04/21/07 at $1,440                   26,600
                                                                  -------------

             TOTAL PUT OPTION CONTRACTS  (Cost $24,526)            $    39,600
                                                                  -------------

--------------------------------------------------------------------------------
  SHARES     SHORT-TERM INVESTMENTS - 69.2%                            VALUE
--------------------------------------------------------------------------------
  3,117,513  Fidelity Institutional Government Portfolio
               - Class I                                           $ 3,117,513
  3,765,172  Fidelity Institutional Money Market Portfolio
               - Select Class                                        3,765,172
    361,899  First American Government Obligations Fund
               - Class Y                                               361,899
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $7,244,584)        $ 7,244,584
                                                                 --------------

             TOTAL INVESTMENTS AT VALUE - 99.9%
               (Cost $10,466,323)                                 $ 10,450,334

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%               13,662
                                                                ---------------

             TOTAL NET ASSETS - 100.0%                            $ 10,463,996
                                                                ===============


See accompanying notes to Schedule of Investments.

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
FEBRUARY 28, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         VALUE OF     PREMIUMS
CONTRACTS  WRITTEN CALL OPTION CONTRACTS                 OPTIONS      RECEIVED
--------------------------------------------------------------------------------
    4      S&P 500 Index Option, 04/21/2007 at $1,425    $   9,200   $  13,188
    7      S&P 500 Index Option, 04/21/2007 at $1,440       10,500      22,239
                                                        ----------    ----------
                                                         $  19,700   $  35,427
                                                        ==========    ==========

See accompanying notes to Schedule of Investments.

GUERITE ABSOLUTE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)



1. SECURITIES VALUATION

The Guerite Absolute Return Fund's portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) on each business day that the NYSE is open. Securities, other than options, listed on the NYSE, the American Stock Exchange
(AMEX) or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE, AMEX or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise, at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service. Options traded on national securities exchanges are valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Future contracts and options thereon, which are traded on commodities exchanges, are value at their settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 28, 2007:


            Tax  cost  of  portfolio  investments
            and options written                         $    10,430,896
                                                           ==============


            Gross unrealized appreciation               $        30,801

            Gross unrealized depreciation                       (31,063)
                                                            -------------

            Net unrealized depreciation                 $          (262)
                                                            =============

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Guerite Funds
             -------------------------------------------------------------------





By (Signature and Title)*           /s/ Hugh Charles Moore
                           -----------------------------------------------------
                                    Hugh Charles Moore, President


Date          March 14, 2007
      ------------------------------------------








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*           /s/ Hugh Charles Moore
                           -----------------------------------------------------
                                    Hugh Charles Moore, President


Date          March 14, 2007
      -----------------------------------





By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer


Date          March 14, 2007
      -----------------------------------





* Print the name and title of each signing officer under his or her signature.